Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended								36 Months Ended
	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,654,240,000)		$ (240,599)	¥ (3,450,858,000)		¥ (2,118,969,000)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	300,673,000		43,731	495,834,000		896,694,000
Gain on disposal of property, plant and equipment and land use rights	(12,456,000)		(1,812)	(27,469,000)		(14,832,000)
Disposal loss and write off of related receivables in relation to Fine Silicon	0		0	0		143,016,000		¥ (1,167,317,000)
Gain on extinguishment of accounts payable	(11,834,000)	[1]	(1,721)	(24,405,000)	[1]	(22,165,000)	[1]
Gain on disposal of investments in affiliated companies	(10,000)		(1)	(13,852,000)		(97,124,000)
Gain on disposal of subsidiaries	19,024,000		2,767	(8,416,000)		(34,339,000)
Provision for doubtful receivables and prepayments to suppliers other than inventory purchase commitments	(38,699,000)		(5,629)	97,287,000		112,181,000
Loss on sale of accounts receivable	0		0	0		357,000
Write-down of inventories to net realizable value	36,859,000		5,361	167,062,000		89,147,000
Equity in loss of affiliates, net	(186,000)		(27)	508,000		17,554,000
Amortization of debt issuance cost	0		0	305,000		1,250,000
Share-based compensation	590,000		86	1,073,000		1,480,000
Amortization of earned assets related government grants received in a prior period	(56,362,000)		(8,198)	(49,669,000)		(49,362,000)
Deferred income tax expense	192,000		28	297,000		2,639,000
Foreign currency exchange losses/ (gains), net	14,873,000		2,163	(42,142,000)		69,590,000
Impairment of long-lives assets	0		0	2,042,198,000		1,277,373,000
Provision for prepayment in relation to inventory purchase commitments	20,199,000		2,938	229,048,000		10,672,000
Provision for/(reversal of) reserve for inventory purchase commitments - Foreign Exchange	67,002,000		9,745	(82,032,000)		90,300,000
Changes in operating assets and liabilities, net of the effect of acquisition and disposal:
Accounts receivable	246,293,000		35,822	(293,454,000)		79,414,000
Inventories	613,470,000		89,226	2,588,000		(56,935,000)
Prepayments to suppliers	153,944,000		22,390	75,649,000		(39,717,000)
Value-added tax recoverable	70,644,000		10,275	(30,302,000)		14,030,000
Amounts due from and prepayments to related parties	(9,243,000)		(1,344)	128,089,000		127,477,000
Prepaid expenses and other assets	20,533,000		2,986	45,719,000		21,591,000
Accounts payable	(80,210,000)		(11,666)	75,072,000		(1,167,927,000)
Advances from customers	(156,161,000)		(22,713)	157,632,000		(444,440,000)
Amounts due to related parties	35,751,000		5,200	(54,142,000)		73,761,000
Other current liabilities and accrued expenses	557,113,000		81,027	662,902,000		473,399,000
Other liabilities	(30,469,000)		(4,432)	(13,951,000)		66,202,000
Net cash provided by/(used in) operating activities	107,290,000		15,603	90,571,000		(477,683,000)
Cash flows from investing activities
Government grants for property, plant and equipment	2,700,000		393	3,299,000		20,981,000
Purchase of property, plant and equipment	(112,967,000)		(16,430)	(264,291,000)		(213,299,000)
Purchase of project assets	(14,875,000)		(2,163)	(46,751,000)		(32,843,000)
Equity investments	0		0	(2,460,000)		(1,971,000)
Proceeds from disposal of investment in affiliates	11,535,000		1,678	37,133,000		46,697,000
Loans made to related parties	0		0	0		(350,877,000)
Proceeds from repayment of loans made to related parties	982,000		143	27,799,000		0
Cash acquired from the acquisition of a subsidiary, net of cash paid	200,000		29	0		0
Proceeds from/(used in) disposal of subsidiaries, net of cash disposed	(11,412,000)		(1,660)	898,000		(2,977,000)
Proceeds from disposal of property, plant and equipment	28,675,000		4,171	47,744,000		33,087,000
Proceeds from disposal of long-live assets and land use right in relation to a subsidiary	0		0	0		103,260,000
Purchase of short-term investments	50,000		7	(37,720,000)		0
Prepayments for long-term investment	(12,000,000)		(1,745)	0		0
Net cash used in investing activities	(107,112,000)		(15,577)	(234,349,000)		(397,942,000)
Cash flows from financing activities
Proceeds from short-term borrowings	140,700,000		20,464	1,569,072,000		2,541,560,000
Repayment of short-term borrowings	(192,477,000)		(27,995)	(1,226,049,000)		(2,893,137,000)
Repayment of long-term debt	(8,000,000)		(1,164)	(60,000)		(10,000)
Repayment of medium-term notes	0		0	(300,000,000)		0
Repayment of capital and financing lease obligation	(79,936,000)		(11,626)	(6,848,000)		(18,747,000)
Receipt of deposit for capital and financing lease	0		0	0		9,000,000
Proceeds from disposal of a subsidiary with land use rights	0		0	0		470,000,000
Transaction with non-controlling interest holders	(50,000)		(7)	(14,000,000)		(2,540,000)
Contribution from non-controlling interest holders	0		0	0		23,000,000
Repayment of payables to one non-controlling interest holder	0		0	0		(23,000,000)			¥ (23,000)
Net cash (used in)/provided by financing activities	(139,763,000)		(20,328)	22,115,000		106,126,000
Effect of foreign currency exchange rate changes on cash and cash equivalents	23,225,000		3,378	(26,035,000)		50,264,000
Net (decrease)/increase in cash and cash equivalents	(116,360,000)		(16,924)	(147,698,000)		(719,235,000)
Cash and cash equivalents at beginning of year	720,741,000		104,827	868,439,000		1,587,674,000
Cash and cash equivalents at end of year	604,381,000		87,903	720,741,000		868,439,000		¥ 1,587,674,000	¥ 868,439,000
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	13,474,000		1,960	19,569,000		18,585,000
Income tax paid	173,000		25	9,178,000		27,070,000
Non-cash investing and financing transactions:
Purchase of property, plant and equipment included in accounts payable	189,741,000		27,597	167,292,000		208,147,000
Purchases of project assets included in other payables and amounts due to related parties	0		0	0		301,895,000
Disposal of subsidiaries included in accounts receivable	0		0	61,500,000		0
Disposal of investment in affiliated companies included in accounts receivable	0		0	144,968,000		0
Disposal of land use rights included in accounts receivable	43,831,000		6,375	0		0
Payables, other current liabilities and accrued expenses settled by contractual agreement to legally offset such amounts against certain accounts receivables and other assets	314,084,000		45,682	145,462,000		259,319,000
Amounts due to related parties settled by contractual agreement to offset such amounts against certain amounts due from related parties	144,306,000		20,988	0		0
Decrease of receivables from related parties due to the acquisition of a subsidiary	¥ 303,954,000		$ 44,208	¥ 0		¥ 0

[1]	For year ended December 31, 2016, 2017 and 2018, the Company successfully negotiated with certain suppliers, and these suppliers agreed to waive partial amount of the long ageing accounts payables. Total amount waived by the suppliers in 2016, 2017 and 2018 was RMB 22,165, RMB 24,405 and RMB 11,834 (US$ 1,721), which was included in Other Income in the Consolidated Statements of Comprehensive Loss.